SUPPLEMENTAL STATEMENT OF CASH FLOWS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
SUPPLEMENTAL STATEMENT OF CASH FLOWS INFORMATION
Interest paid	$ 28,504	$ 29,879	$ 19,634
Income taxes paid	16,347	20,640	25,292
Liabilities related to property and equipment outstanding	1,300	900
Accrued dividends payable on unvested options	$ 1,700	$ 2,200	$ 1,700